Quarterly Holdings Report
for
Fidelity® Preferred Securities & Income ETF
November 30, 2025
PSI-NPRT1-0126
1.9901714.104
Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CANADA - 0.1%
Utilities - 0.1%
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp 3 month U.S. LIBOR + 4.01%, 8.6591% (b)(c)	3,000	77,129
UNITED STATES - 0.2%
Financials - 0.1%
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	800	55,362
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 8%	600	52,272
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp Series A, 6%	1,300	52,975
TOTAL UNITED STATES		160,609
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $231,522)		237,738

Non-Convertible Corporate Bonds - 22.7%
	Principal Amount (a)	Value ($)
CANADA - 5.9%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.4%
Bell Canada 6.875% 9/15/2055 (b)	140,000	145,313
Bell Canada 7% 9/15/2055 (b)	140,000	147,293
		292,606
Wireless Telecommunication Services - 0.9%
Rogers Communications Inc 5.25% 3/15/2082 (b)(d)	510,000	507,177
Rogers Communications Inc 7% 4/15/2055 (b)	158,000	164,226
		671,403
TOTAL COMMUNICATION SERVICES		964,009

Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Enbridge Inc 8.5% 1/15/2084 (b)	1,575,000	1,806,952
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)	195,000	206,821
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)	195,000	202,066
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	135,000	137,774
Transcanada Trust 5.3% 3/15/2077 (b)	161,000	160,376
Transcanada Trust 5.5% 9/15/2079 (b)	128,000	126,892
Transcanada Trust 5.6% 3/7/2082 (b)	335,000	329,843
Transcanada Trust 5.875% 8/15/2076 (b)	129,000	129,107
		3,099,831
Utilities - 0.4%
Electric Utilities - 0.1%
Emera Inc 6.75% 6/15/2076 (b)	125,000	125,914
Gas Utilities - 0.3%
AltaGas Ltd 7.2% 10/15/2054 (b)(d)	200,000	206,920
TOTAL UTILITIES		332,834

TOTAL CANADA		4,396,674
GERMANY - 0.7%
Financials - 0.7%
Insurance - 0.7%
Allianz SE 5.6% 9/3/2054 (b)(d)	175,000	179,301
Allianz SE 6.35% 9/6/2053 (b)(d)	140,000	150,647
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/2042 (b)(d)	200,000	209,572

TOTAL GERMANY		539,520
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	150,000	157,307
JAPAN - 3.1%
Financials - 3.1%
Insurance - 3.1%
Meiji Yasuda Life Insurance Co 5.1% 4/26/2048 (b)(d)	200,000	202,426
Meiji Yasuda Life Insurance Co 5.8% 9/11/2054 (b)(d)	150,000	153,012
Meiji Yasuda Life Insurance Co 6.1% 6/11/2055 (b)(d)	290,000	301,301
Nippon Life Insurance Co 2.75% 1/21/2051 (b)(d)	200,000	181,165
Nippon Life Insurance Co 3.4% 1/23/2050 (b)(d)	100,000	94,723
Nippon Life Insurance Co 4.7% 1/20/2046 (b)(d)	200,000	199,999
Nippon Life Insurance Co 5.95% 4/16/2054 (b)(d)	260,000	271,452
Nippon Life Insurance Co 6.25% 9/13/2053 (b)(d)	200,000	212,190
Nippon Life Insurance Co 6.5% 4/30/2055 (b)(d)	400,000	429,502
Sumitomo Life Insurance Co 4% 9/14/2077 (b)(d)	270,000	267,516

TOTAL JAPAN		2,313,286
UNITED KINGDOM - 1.3%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC 3.25% 6/4/2081 (b)	170,000	167,836
Vodafone Group PLC 4.125% 6/4/2081 (b)	180,000	169,275
Vodafone Group PLC 5.125% 6/4/2081 (b)	215,000	170,625
Vodafone Group PLC 7% 4/4/2079 (b)	400,000	419,217

TOTAL UNITED KINGDOM		926,953
UNITED STATES - 11.5%
Communication Services - 0.3%
Media - 0.3%
Paramount Global 6.25% 2/28/2057 (b)	80,000	77,870
Paramount Global 6.375% 3/30/2062 (b)	125,000	122,483
		200,353
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer LP 8% 5/15/2054 (b)	35,000	37,320
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	126,000	125,746
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)	67,000	66,770
Enterprise Products Operating LLC CME Term SOFR 3 month Index + 2.986%, 7.0994% 8/16/2077 (b)(c)	33,000	32,921
		262,757
Financials - 3.8%
Capital Markets - 0.1%
Ares Finance Co III LLC 4.125% 6/30/2051 (b)(d)	75,000	73,436
Financial Services - 0.2%
Corebridge Financial Inc 6.375% 9/15/2054 (b)	130,000	131,097
Insurance - 3.5%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	420,000	412,498
Assurant Inc 7% 3/27/2048 (b)	61,000	62,872
Liberty Mutual Group Inc 4.125% 12/15/2051 (b)(d)	150,000	147,092
Liberty Mutual Group Inc 4.3% 2/1/2061 (d)	125,000	80,628
MetLife Inc 10.75% 8/1/2069 (b)	128,000	170,538
MetLife Inc 6.35% 3/15/2055 (b)	130,000	137,323
MetLife Inc 6.4% 12/15/2066 (b)	319,000	335,201
PartnerRe Finance B LLC 4.5% 10/1/2050 (b)	67,000	63,166
Prudential Financial Inc 3.7% 10/1/2050 (b)	200,000	186,665
Prudential Financial Inc 4.5% 9/15/2047 (b)	125,000	123,469
Prudential Financial Inc 5.125% 3/1/2052 (b)	150,000	148,708
Prudential Financial Inc 5.7% 9/15/2048 (b)	120,000	121,502
Prudential Financial Inc 6% 9/1/2052 (b)	200,000	207,270
Prudential Financial Inc 6.5% 3/15/2054 (b)	120,000	126,421
Prudential Financial Inc 6.75% 3/1/2053 (b)	250,000	266,025
		2,589,378
TOTAL FINANCIALS		2,793,911

Health Care - 0.8%
Health Care Providers & Services - 0.8%
CVS Health Corp 6.75% 12/10/2054 (b)	429,000	444,589
CVS Health Corp 7% 3/10/2055 (b)	164,000	172,423
		617,012
Utilities - 6.2%
Electric Utilities - 3.1%
American Electric Power Co Inc 3.875% 2/15/2062 (b)	135,000	131,379
Edison International 7.875% 6/15/2054 (b)	15,000	15,601
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)	140,000	136,893
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)	140,000	136,999
NextEra Energy Capital Holdings Inc 5.65% 5/1/2079 (b)	234,000	236,822
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (b)	263,000	272,976
NextEra Energy Capital Holdings Inc 6.5% 8/15/2055 (b)	140,000	148,131
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)	140,000	145,487
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	140,000	150,235
PacifiCorp 7.375% 9/15/2055 (b)	81,000	82,364
PG&E Corp 7.375% 3/15/2055 (b)	271,000	280,174
Southern Co/The 3.75% 9/15/2051 (b)	400,000	394,778
Southern Co/The 6.375% 3/15/2055 (b)	135,000	142,927
		2,274,766
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 6.95% 7/15/2055 (b)	140,000	136,573
Multi-Utilities - 2.9%
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	138,000	141,634
CMS Energy Corp 3.75% 12/1/2050 (b)	409,000	376,366
CMS Energy Corp 4.75% 6/1/2050 (b)	150,000	146,674
Dominion Energy Inc 6% 2/15/2056 (b)	307,000	310,617
Dominion Energy Inc 6.625% 5/15/2055 (b)	500,000	517,458
Sempra 4.125% 4/1/2052 (b)	710,000	691,529
		2,184,278
TOTAL UTILITIES		4,595,617

TOTAL UNITED STATES		8,469,650
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,241,877)		16,803,390

Non-Convertible Preferred Stocks - 32.7%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd Series G, 4.2%	1,550	24,691
CANADA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
TransCanada PipeLines Ltd 6.25%	7,100	173,240
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Finance Inc 4.625%	2,500	40,700
Industrials - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada Inc 7.25%	2,100	53,109
Utilities - 0.1%
Electric Utilities - 0.0%
Brookfield Infrastructure Finance ULC 7.25%	1,100	27,489
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	42,835
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	825	14,075
Brookfield Infrastructure Partners LP Series A, 5%	825	13,711
		27,786
TOTAL UTILITIES		98,110

TOTAL CANADA		365,159
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
AEGON Funding Co LLC 5.1%	3,950	78,329
UNITED STATES - 32.1%
Communication Services - 3.9%
Diversified Telecommunication Services - 2.0%
AT&T Inc 5.35%	18,706	419,763
AT&T Inc Series A, 5%	18,800	375,812
AT&T Inc Series C 4.75%	23,900	453,383
Qwest Corp 6.5%	5,900	113,752
Qwest Corp 6.75%	7,400	143,930
		1,506,640
Wireless Telecommunication Services - 1.9%
T-Mobile USA Inc 5.5%	17,600	410,080
T-Mobile USA Inc 5.5%	14,745	343,411
T-Mobile USA Inc 6.25%	22,700	564,322
Telephone and Data Systems Inc 6%	3,500	65,940
Telephone and Data Systems Inc 6.625%	1,500	31,200
		1,414,953
TOTAL COMMUNICATION SERVICES		2,921,593

Consumer Discretionary - 0.3%
Automobiles - 0.3%
Ford Motor Co 6%	5,300	109,763
Ford Motor Co 6.2%	2,600	55,042
Ford Motor Co 6.5%	2,400	54,720
		219,525
Financials - 17.8%
Banks - 7.8%
Bank of America Corp 4.25%	6,032	105,017
Bank of America Corp 4.375%	9,062	162,935
Bank of America Corp 4.75%	11,500	224,020
Bank of America Corp 5%	8,700	181,395
Bank of America Corp Series HH, 5.875%	14,600	362,956
Bank of America Corp Series KK, 5.375%	8,000	179,040
Bank of America Corp Series PP, 4.125%	7,500	127,425
Cadence Bank 5.5%	2,000	43,000
Citizens Financial Group Inc 6.5% (b)	5,200	132,496
Citizens Financial Group Inc Series E, 5%	2,000	38,280
Fifth Third Bancorp Series K, 4.95%	800	15,808
Huntington Bancshares Inc/OH Series C 5.7%	1,200	26,700
Huntington Bancshares Inc/OH Series H 4.5%	3,100	53,351
JPMorgan Chase & Co 4.55%	22,900	446,321
JPMorgan Chase & Co 4.625%	12,100	239,943
JPMorgan Chase & Co 4.75%	12,500	254,000
JPMorgan Chase & Co 5.75%	24,781	621,755
JPMorgan Chase & Co Series MM, 4.2%	15,100	276,028
KeyCorp 5.625%	5,400	117,450
KeyCorp 5.65%	5,300	115,010
KeyCorp 6.2% (b)	3,300	83,589
M&T Bank Corp Series J, 7.5%	4,100	109,224
Regions Financial Corp 4.45%	3,600	63,144
Regions Financial Corp 5 year U.S. Treasury Index + 2.771%, 6.95% (b)(c)	3,300	84,414
Regions Financial Corp 5.7% (b)	3,000	71,250
Truist Financial Corp 4.75%	5,900	112,395
Truist Financial Corp Series O 5.25%	3,800	82,232
US Bancorp 4.5%	2,800	51,492
US Bancorp Series K, 5.5%	3,500	80,045
US Bancorp Series L, 3.75%	3,500	53,410
US Bancorp Series M, 4%	5,300	87,026
Webster Financial Corp Series F, 5.25%	750	14,614
Wells Fargo & Co 4.25%	10,522	180,242
Wells Fargo & Co 4.7%	9,400	178,600
Wells Fargo & Co Series Y, 5.625%	12,626	302,394
Wells Fargo & Co Series Z, 4.75%	20,800	400,608
Western Alliance Bancorp 4.25% (b)	1,500	33,210
		5,710,819
Capital Markets - 4.9%
Affiliated Managers Group Inc 4.75%	3,000	52,260
Affiliated Managers Group Inc 5.875%	2,700	58,212
Brookfield Oaktree Holdings LLC Series A, 6.625%	7,000	152,670
Brookfield Oaktree Holdings LLC Series B, 6.55%	7,000	150,500
Charles Schwab Corp/The 4.45%	4,500	84,825
Charles Schwab Corp/The 5.95%	4,300	107,414
KKR & Co Inc 6.875%	3,300	84,117
Morgan Stanley 5.85%	30,700	759,518
Morgan Stanley 6.375%	6,400	161,280
Morgan Stanley 6.5%	40,100	1,036,581
Morgan Stanley 6.625%	14,500	381,640
Morgan Stanley 6.875%	600	15,186
Morgan Stanley Series L, 4.875%	5,400	112,482
Morgan Stanley Series O, 4.25%	12,800	226,048
Northern Trust Corp Series E, 4.7%	1,500	29,340
State Street Corp 5.35% (b)	1,000	22,380
Stifel Financial Corp Series D, 4.5%	13,000	228,540
		3,662,993
Consumer Finance - 0.8%
Capital One Financial Corp 4.25%	3,300	54,747
Capital One Financial Corp 5%	9,900	189,684
Capital One Financial Corp Series J 4.8%	7,400	134,754
Capital One Financial Corp Series L 4.375%	4,900	82,467
Navient Corp 6%	1,500	29,669
Synchrony Financial Series A 5.625%	4,600	90,160
		581,481
Financial Services - 1.1%
Apollo Global Management Inc 7.625% (b)	4,100	108,322
Carlyle Finance LLC 4.625%	7,400	130,314
Compass Diversified Holdings 7.875% (b)	4,000	73,000
Compass Diversified Holdings Series C, 7.875%	4,000	73,000
Corebridge Financial Inc 6.375%	4,400	104,588
Equitable Holdings Inc 4.3%	1,000	16,170
Equitable Holdings Inc Series A, 5.25%	5,700	114,285
KKR Group Finance Co IX LLC 4.625%	5,000	87,275
Voya Financial Inc Series B, 5.35% (b)	5,000	121,300
		828,254
Insurance - 3.2%
Allstate Corp/The Series H 5.1%	10,000	212,100
Allstate Corp/The Series I, 4.75%	2,000	39,200
Allstate Corp/The Series J, 7.375%	4,100	108,814
American Financial Group Inc/OH 4.5%	6,000	104,220
Arch Capital Group Ltd 5.45%	2,000	42,300
Arch Capital Group Ltd Series G, 4.55%	2,250	38,509
Assurant Inc 5.25%	2,500	49,500
Athene Holding Ltd 7.25% (b)	13,100	330,120
Athene Holding Ltd Series A, 6.35% (b)	6,000	148,560
Athene Holding Ltd Series B, 5.625%	4,300	85,398
Athene Holding Ltd Series D, 4.875%	4,000	68,180
Axis Capital Holdings Ltd 5.5%	2,800	58,072
Brighthouse Financial Inc 5.375%	4,000	53,880
Brighthouse Financial Inc 6.25%	1,600	27,584
Brighthouse Financial Inc Series A, 6.6%	3,800	62,662
Brighthouse Financial Inc Series B 6.75%	3,700	62,900
Brighthouse Financial Inc Series D, 4.625%	4,000	46,960
Enstar Group Ltd 7% (b)	3,900	92,625
F&G Annuities & Life Inc 7.3%	2,100	48,636
Hartford Insurance Group Inc/The 6%	300	7,494
MetLife Inc 5.625%	4,500	105,750
MetLife Inc Series F, 4.75%	6,400	126,752
Prudential Financial Inc 4.125%	3,100	53,816
Prudential Financial Inc 5.625%	3,800	91,124
Reinsurance Group of America Inc 7.125% (b)	4,000	102,280
Unum Group 6.25%	3,500	83,435
W R Berkley Corp 4.25%	5,000	85,736
		2,336,607
TOTAL FINANCIALS		13,120,154

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
FTAI Aviation Ltd Series C, 8.25% (b)	4,000	103,159
Information Technology - 0.4%
Software - 0.4%
Strategy Inc 9% (e)	1,600	154,832
Strategy Inc Series A, 10%	1,200	130,464
		285,296
Real Estate - 2.0%
Office REITs - 0.2%
Vornado Realty Trust Series L, 5.4%	8,800	155,672
Real Estate Management & Development - 0.2%
Brookfield Property Partners LP 5.75%	1,900	26,125
Brookfield Property Partners LP 6.375%	1,700	25,194
Brookfield Property Partners LP 6.5%	1,700	26,061
Brookfield Property Preferred LP 6.25%	4,700	72,991
		150,371
Residential REITs - 0.0%
American Homes 4 Rent Series H, 6.25%	1,000	24,060
Specialized REITs - 1.6%
Digital Realty Trust Inc 5.25%	4,350	95,396
Digital Realty Trust Inc Series L, 5.2%	12,600	267,750
Public Storage Operating Co 3.875%	3,600	56,772
Public Storage Operating Co 3.95%	3,500	56,280
Public Storage Operating Co 4%	20,000	324,200
Public Storage Operating Co 4%	3,300	53,592
Public Storage Operating Co 5.05% Series G	2,600	54,340
Public Storage Operating Co Series H, 5.6%	1,500	34,755
Public Storage Operating Co Series I, 4.875%	1,500	29,655
Public Storage Operating Co Series J, 4.7%	1,700	32,351
Public Storage Operating Co Series MM, 4.125%	3,300	55,406
Public Storage Operating Co Series O, 3.9%	3,500	55,510
Public Storage Operating Co Series S, 4.1%	3,400	56,372
		1,172,379
TOTAL REAL ESTATE		1,502,482

Utilities - 7.6%
Electric Utilities - 5.5%
Duke Energy Corp 5.625%	20,900	520,410
Duke Energy Corp Series A 5.75%	6,400	159,360
Entergy Arkansas LLC 4.875%	8,600	179,740
Entergy Louisiana LLC 4.875%	1,000	20,680
Entergy Mississippi LLC 4.9%	8,600	182,406
Entergy New Orleans LLC 5.5%	7,400	167,758
NextEra Energy Capital Holdings Inc 5.65%	5,600	134,344
NextEra Energy Capital Holdings Inc 6.5%	4,400	110,880
SCE Trust II 5.1%	8,331	144,543
SCE Trust V 5.45% (b)	1,550	39,138
Southern Co/The 4.2%	66,098	1,181,502
Southern Co/The 5.25%	5,084	110,017
Southern Co/The Series A, 4.95%	7,838	157,936
Southern Co/The Series A, 6.5%	20,300	525,364
Xcel Energy Inc 6.25%	15,700	392,657
		4,026,735
Multi-Utilities - 2.1%
CMS Energy Corp 5.875%	4,700	109,792
CMS Energy Corp 5.875%	2,400	56,184
CMS Energy Corp Series C 4.2%	1,600	28,320
DTE Energy Co 4.375%	10,425	185,044
DTE Energy Co 4.375%	8,600	149,554
DTE Energy Co 5.25%	5,000	106,500
DTE Energy Co Series H, 6.25%	26,300	657,763
SCE Trust VI 5%	9,975	169,874
Sempra 5.75%	5,700	125,685
		1,588,716
TOTAL UTILITIES		5,615,451

TOTAL UNITED STATES		23,767,660
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $24,950,888)		24,235,839

Preferred Securities - 40.3%
	Principal Amount (a)	Value ($)
CANADA - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Enbridge Inc 5.5% 7/15/2077 (b)	126,000	128,255
Enbridge Inc 5.75% 7/15/2080 (b)	126,000	130,077
Enbridge Inc 6% 1/15/2077 (b)	68,000	69,759
Enbridge Inc 6.25% 3/1/2078 (b)	123,000	126,404
Enbridge Inc 8.25% 1/15/2084 (b)	100,000	109,963

TOTAL CANADA		564,458
FRANCE - 0.5%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 7.375% (b)(d)(f)	135,000	142,308
Utilities - 0.3%
Electric Utilities - 0.3%
Electricite de France SA 9.125% (b)(d)(f)	200,000	239,829
TOTAL FRANCE		382,137
JAPAN - 1.9%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Rakuten Group Inc 8.125% (b)(d)(f)	300,000	319,502
Financials - 1.5%
Insurance - 1.5%
Dai-ichi Life Insurance Co Ltd/The 4% (b)(d)(f)	200,000	202,115
Dai-ichi Life Insurance Co Ltd/The 6.2% (b)(d)(f)	260,000	278,170
Nippon Life Insurance Co 2.9% 9/16/2051 (b)(d)	190,000	171,483
Sumitomo Life Insurance Co 3.375% 4/15/2081 (b)(d)	220,000	207,176
Sumitomo Life Insurance Co 5.875% (b)(d)(f)	200,000	209,002
		1,067,946
TOTAL JAPAN		1,387,448
UNITED KINGDOM - 0.6%
Financials - 0.6%
Banks - 0.6%
Barclays PLC 7.625% (b)(f)	200,000	214,324
Standard Chartered PLC 7.625% (b)(d)(f)	200,000	218,191

TOTAL UNITED KINGDOM		432,515
UNITED STATES - 36.5%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
General Motors Financial Co Inc 5.7% (b)(f)	252,000	254,510
Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
BP Capital Markets PLC 4.875% (b)(f)	525,000	534,649
BP Capital Markets PLC 6.125% (b)(f)	275,000	291,253
BP Capital Markets PLC 6.45% (b)(f)	335,000	361,507
Energy Transfer LP 6.625% (b)(f)	2,800,000	2,859,637
Energy Transfer LP Series G, 7.125% (b)(f)	190,000	195,669
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (b)(c)(f)	285,000	285,880
Sunoco LP 7.875% (b)(d)(f)	755,000	780,367
Venture Global LNG Inc 9% (b)(d)(f)	640,000	554,687
		5,863,649
Financials - 25.8%
Banks - 13.8%
Bank of America Corp 4.375% (b)(f)	350,000	346,539
Bank of America Corp 5.875% (b)(f)	340,000	347,344
Bank of America Corp 6.125% (b)(f)	440,000	446,757
Bank of America Corp 6.25% (b)(f)	584,000	594,104
Bank of America Corp 6.625% (b)(f)	30,000	31,273
Citigroup Inc 3.875% (b)(f)	400,000	398,962
Citigroup Inc 4% (b)(f)	285,000	287,248
Citigroup Inc 4.15% (b)(f)	89,000	87,607
Citigroup Inc 6.25% (b)(f)	230,000	235,584
Citigroup Inc 6.75% (b)(f)	200,000	202,122
Citigroup Inc 6.875% (b)(f)	735,000	754,496
Citigroup Inc 6.95% (b)(f)	275,000	282,329
Citigroup Inc 7% (b)(f)	270,000	287,514
Citigroup Inc 7.125% (b)(f)	220,000	226,175
Citigroup Inc 7.625% (b)(f)	220,000	230,677
First Citizens BancShares Inc/NC 7% (b)(f)	110,000	111,407
Huntington Bancshares Inc/OH 5.625% (b)(f)	226,000	231,196
JPMorgan Chase & Co 6.5% (b)(f)	255,000	266,116
JPMorgan Chase & Co 6.875% (b)(f)	145,000	155,431
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.7303% (b)(c)(f)	1,005,000	1,016,461
KeyCorp 5% (b)(f)	155,000	155,672
M&T Bank Corp 5.125% (b)(f)	50,000	49,909
PNC Financial Services Group Inc/The 3.4% (b)(f)	750,000	733,694
PNC Financial Services Group Inc/The 6% (b)(f)	170,000	171,538
PNC Financial Services Group Inc/The 6.2% (b)(f)	200,000	205,594
PNC Financial Services Group Inc/The 6.25% (b)(f)	160,000	166,513
Truist Financial Corp 5.1% (b)(f)	403,000	409,384
Truist Financial Corp 5.125% (b)(f)	60,000	60,929
US Bancorp 3.7% (b)(f)	815,000	795,048
US Bancorp 5.3% (b)(f)	170,000	171,453
Wells Fargo & Co 3.9% (b)(f)	556,000	558,013
Wells Fargo & Co 7.625% (b)(f)	75,000	81,091
		10,098,180
Capital Markets - 9.4%
Bank of New York Mellon Corp/The 3.7% (b)(f)	2,055,000	2,056,666
Bank of New York Mellon Corp/The 3.75% (b)(f)	96,000	95,015
Bank of New York Mellon Corp/The 5.95% (b)(f)	225,000	230,921
Charles Schwab Corp/The 4% (b)(f)	200,000	200,474
Charles Schwab Corp/The 4% (b)(f)	831,000	782,793
Goldman Sachs Group Inc/The 4.125% (b)(f)	1,109,000	1,092,455
Goldman Sachs Group Inc/The 5 year U.S. Treasury Index + 2.85%, 7.186% (b)(c)(f)	200,000	204,913
Goldman Sachs Group Inc/The 5.3% (b)(f)	79,000	79,444
Goldman Sachs Group Inc/The 6.125% (b)(f)	480,000	493,181
Goldman Sachs Group Inc/The 6.85% (b)(f)	680,000	719,625
Goldman Sachs Group Inc/The 7.5% (b)(f)	160,000	169,576
Morgan Stanley 5.875% (b)(f)	435,000	442,925
Northern Trust Corp 4.6% (b)(f)	155,000	154,850
State Street Corp 6.7% (b)(f)	250,000	263,005
		6,985,843
Consumer Finance - 2.5%
Ally Financial Inc 4.7% (b)(f)	685,000	633,168
Ally Financial Inc 4.7% (b)(f)	130,000	127,548
American Express Co 3.55% (b)(f)	217,000	214,795
Capital One Financial Corp 3.95% (b)(f)	560,000	557,377
Capital One Financial Corp 5.5% (b)(f)	315,000	316,885
		1,849,773
Financial Services - 0.1%
Corebridge Financial Inc 6.875% (b)(f)	110,000	112,480
Insurance - 0.0%
SBL Holdings Inc 6.5% (b)(d)(f)	34,000	32,408
TOTAL FINANCIALS		19,078,684

Industrials - 0.8%
Trading Companies & Distributors - 0.8%
Air Lease Corp 4.125% (b)(f)	261,000	254,999
Air Lease Corp 4.65% (b)(f)	300,000	303,386
Air Lease Corp 6% (b)(f)	70,000	68,841
		627,226
Utilities - 1.7%
Electric Utilities - 0.5%
Edison International 5% (b)(f)	219,000	219,991
Edison International 5.375% (b)(f)	186,000	187,494
		407,485
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp 7% (b)(d)(f)	470,000	491,726
Vistra Corp 8% (b)(d)(f)	100,000	103,229
		594,955
Multi-Utilities - 0.3%
Dominion Energy Inc 4.35% (b)(f)	225,000	223,518
TOTAL UTILITIES		1,225,958

TOTAL UNITED STATES		27,050,027
TOTAL PREFERRED SECURITIES (Cost $29,005,309)		29,816,585

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $3,000,763)	4.02	3,000,163	3,000,763

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $73,430,359)	74,094,315
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,770
NET ASSETS - 100.0%	74,097,085

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,230,750 or 11.1% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,815,336	9,758,998	8,573,631	26,330	60	-	3,000,763	3,000,163	0.0%
Total	1,815,336	9,758,998	8,573,631	26,330	60	-	3,000,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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